Restricted Net Assets and Statutory Reserves (Details)	6 Months Ended
Sep. 30, 2021
Restricted Net Assets and Statutory Reserves (Details) [Line Items]
Statutory reserve percentage	50.00%
PRC [Member]
Restricted Net Assets and Statutory Reserves (Details) [Line Items]
Statutory reserve percentage	10.00%